UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 2890

Fidelity Phillips Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2004

Item 1. Reports to Stockholders

Fidelity®

U.S. Government Reserves

Semiannual Report

May 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, the Federal Reserve Board, or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Maturity Diversification
Days	% of fund's investments 5/31/04	% of fund's investments 11/30/03	% of fund's investments 5/31/03
0 - 30	59.5	47.9	60.2
31 - 90	16.6	23.9	14.9
91 - 180	13.9	9.6	14.9
181 - 397	10.0	18.6	10.0
Weighted Average Maturity
	5/31/04	11/30/03	5/31/03
Fidelity U.S. Government Reserves	69 Days	83 Days	66 Days
Government Retail Money Market Funds Average *	52 Days	58 Days	53 Days
Asset Allocation (% of fund's net assets)
As of May 31, 2004	As of November 30, 2003
Federal Agency Issues 71.5%	Federal Agency Issues 86.5%
Repurchase Agreements 29.4%	Repurchase Agreements 15.9%
Net Other Assets** (0.9)%	Net Other Assets** (2.4)%

** Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Semiannual Report

Investments May 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 71.5%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - 43.5%
Agency Coupons - 31.5%
6/1/04	0.98% (a)	$ 40,000	$ 39,988
6/1/04	1.00 (a)	75,000	74,992
6/6/04	0.99 (a)	48,000	47,963
6/10/04	1.05 (a)	50,000	50,000
6/19/04	0.99 (a)	7,000	6,993
6/24/04	1.04 (a)	100,000	99,989
6/27/04	0.99 (a)	100,000	99,966
6/28/04	1.02 (a)	45,000	44,990
7/3/04	0.98 (a)	37,000	36,966
7/7/04	1.02 (a)	35,000	34,990
7/21/04	0.99 (a)	35,000	34,971
8/15/04	1.28	20,000	20,211
3/29/05	1.40	20,000	20,000
4/28/05	1.35	20,000	20,000
5/3/05	1.40	10,000	10,000
5/4/05	1.54	20,000	20,000
5/13/05	1.59	10,000	10,000
			672,019
Discount Notes - 12.0%
6/10/04	1.21	50,000	49,985
6/25/04	1.12	5,000	4,996
7/14/04	1.03	25,000	24,969
7/14/04	1.05	20,000	19,975
8/2/04	1.10	10,000	9,981
9/1/04	1.27	43,592	43,451
10/13/04	1.19	40,000	39,824
10/20/04	1.21	25,000	24,883
11/12/04	1.50	28,000	27,811
3/4/05	1.21	10,000	9,908
			255,783
			927,802
Federal Home Loan Bank - 20.2%
Agency Coupons - 19.3%
6/1/04	1.03 (a)	20,000	19,992
6/15/04	1.03 (a)	6,000	5,999
6/16/04	1.00 (a)	40,000	39,974
6/21/04	1.04 (a)	25,000	24,996
6/25/04	1.02 (a)	78,000	77,978
7/19/04	1.07 (a)	8,000	7,998
Federal Agencies - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Federal Home Loan Bank - continued
Agency Coupons - continued
8/4/04	1.25%	$ 25,000	$ 25,000
8/18/04	1.30	25,000	25,000
8/26/04	1.17 (a)	58,000	57,959
9/24/04	1.44	20,000	20,000
12/16/04	1.17	20,000	20,000
2/23/05	1.49	5,000	4,993
2/25/05	1.40	25,000	25,000
4/15/05	1.35	30,000	30,000
4/27/05	1.30	25,000	25,000
			409,889
Discount Notes - 0.9%
11/10/04	1.42	20,000	19,873
			429,762
Freddie Mac - 7.8%
Discount Notes - 7.8%
8/3/04	1.13	14,000	13,972
8/10/04	1.10	10,000	9,979
9/17/04	1.09	13,000	12,958
9/22/04	1.09	20,000	19,932
10/12/04	1.19	20,000	19,912
11/4/04	1.41	10,000	9,939
11/9/04	1.42	40,000	39,748
11/16/04	1.46	20,000	19,865
2/8/05	1.33	19,960	19,777
			166,082
TOTAL FEDERAL AGENCIES			1,523,646
Repurchase Agreements - 29.4%
	Maturity Amount (000s)
In a joint trading account (Collateralized by U.S. Government Obligations) dated:
3/24/04 due 6/30/04 At 1.03%	$ 75,210	75,000
4/5/04 due 6/30/04 At 1.06%	50,127	50,000
5/6/04 due 8/10/04 At 1.1%	35,103	35,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (Note 1) (000s)
In a joint trading account (Collateralized by U.S. Government Obligations) dated: - continued
5/12/04 due 6/14/04 At 1.02%	$ 40,037	$ 40,000
5/28/04 due 6/1/04 At 1.07%	425,325	425,275
TOTAL REPURCHASE AGREEMENTS		625,275
TOTAL INVESTMENT PORTFOLIO - 100.9%		2,148,921
NET OTHER ASSETS - (0.9)%		(19,200)
NET ASSETS - 100%		$ 2,129,721
Total Cost for Income Tax Purposes $ 2,148,921
Legend

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

Income Tax Information
At November 30, 2003, the fund had a capital loss carryforward of approximately $9,000 all of which will expire on November 30, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	May 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $625,275) - See accompanying schedule		$ 2,148,921
Cash		38
Receivable for investments sold		19,383
Receivable for fund shares sold		7,859
Interest receivable		2,418
Prepaid expenses		7
Total assets		2,178,626

Liabilities
Payable for investments purchased	$ 43,451
Payable for fund shares redeemed	4,806
Distributions payable	15
Accrued management fee	345
Other affiliated payables	271
Other payables and accrued expenses	17
Total liabilities		48,905

Net Assets		$ 2,129,721
Net Assets consist of:
Paid in capital		$ 2,129,647
Undistributed net investment income		164
Accumulated net realized gain (loss) on investments		(90)
Net Assets, for 2,129,610 shares outstanding		$ 2,129,721
Net Asset Value, offering price and redemption price per share ($2,129,721 ÷ 2,129,610 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2004 (Unaudited)

Investment Income
Interest		$ 12,248

Expenses
Management fee	$ 2,083
Transfer agent fees	1,471
Accounting fees and expenses	99
Non-interested trustees' compensation	5
Custodian fees and expenses	13
Registration fees	41
Audit	20
Legal	4
Miscellaneous	12
Total expenses before reductions	3,748
Expense reductions	(8)	3,740
Net investment income		8,508
Net realized gain (loss) on investment securities		(80)
Net increase in net assets resulting from operations		$ 8,428

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2004 (Unaudited)	Year ended November 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 8,508	$ 22,765
Net realized gain (loss)	(80)	10
Net increase (decrease) in net assets resulting from operations	8,428	22,775
Distributions to shareholders from net investment income	(8,344)	(22,765)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	824,044	1,750,635
Reinvestment of distributions	8,263	22,525
Cost of shares redeemed	(964,315)	(2,071,542)
Net increase (decrease) in net assets and shares resulting from share transactions	(132,008)	(298,382)
Total increase (decrease) in net assets	(131,924)	(298,372)

Net Assets
Beginning of period	2,261,645	2,560,017
End of period (including undistributed net investment income of $164 and $0, respectively)	$ 2,129,721	$ 2,261,645

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.004	.009	.017	.044	.058	.048
Distributions from net investment income	(.004)	(.009)	(.017)	(.044)	(.058)	(.048)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.39%	.94%	1.71%	4.46%	6.00%	4.86%
Ratios to Average Net Assets D
Expenses before expense reductions	.35% A	.35%	.34%	.36%	.43%	.41%
Expenses net of voluntary waivers, if any	.35% A	.35%	.34%	.36%	.43%	.41%
Expenses net of all reductions	.35% A	.35%	.34%	.36%	.42%	.40%
Net investment income	.80% A	.94%	1.69%	4.15%	5.85%	4.77%
Supplemental Data
Net assets, end of period (in millions)	$ 2,130	$ 2,262	$ 2,560	$ 2,355	$ 1,495	$ 1,542

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2004 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity U.S. Government Reserves (the fund) is a fund of Fidelity Phillips Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is calculated on the basis of a group fee rate plus a total income-based component. The group fee rate averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. The total income-based component is calculated according to a graduated schedule providing for different rates based on the fund's gross annualized yield. The rate increases as the fund's gross yield increases.

During the period the income-based portion of this fee was $744 or an annualized rate of .07% of the fund's average net assets. For the period, the fund's total annualized management fee rate was .20% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .14% of average net assets.

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Semiannual Report

4. Expense Reductions.

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $2 and $6, respectively.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on June 16, 2004. The results of votes taken among shareholders on proposals before them are reported below: Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Trust Instrument to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	29,053,008,950.83	75.015
Against	7,895,743,778.09	20.387
Abstain	1,698,426,960.54	4.385
Broker Non-Votes	82,389,031.00	.213
TOTAL	38,729,568,720.46	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	36,140,262,199.56	93.314
Withheld	2,589,306,520.90	6.686
TOTAL	38,729,568,720.46	100.000
Ralph F. Cox
Affirmative	36,004,255,460.57	92.963
Withheld	2,725,313,259.89	7.037
TOTAL	38,729,568,720.46	100.000
Laura B. Cronin
Affirmative	36,100,943,657.02	93.213
Withheld	2,628,625,063.44	6.787
TOTAL	38,729,568,720.46	100.000
Robert M. Gates
Affirmative	36,076,840,228.44	93.151
Withheld	2,652,728,492.02	6.849
TOTAL	38,729,568,720.46	100.000
George H. Heilmeier
Affirmative	36,126,819,666.21	93.280
Withheld	2,602,749,054.25	6.720
TOTAL	38,729,568,720.46	100.000
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	35,998,953,348.83	92.950
Withheld	2,730,615,371.63	7.050
TOTAL	38,729,568,720.46	100.000
Edward C. Johnson 3d
Affirmative	35,971,985,970.49	92.880
Withheld	2,757,582,749.97	7.120
TOTAL	38,729,568,720.46	100.000
Donald J. Kirk
Affirmative	36,072,658,309.53	93.140
Withheld	2,656,910,410.93	6.860
TOTAL	38,729,568,720.46	100.000
Marie L. Knowles
Affirmative	36,130,035,831.22	93.288
Withheld	2,599,532,889.24	6.712
TOTAL	38,729,568,720.46	100.000
Ned C. Lautenbach
Affirmative	36,170,209,918.34	93.392
Withheld	2,559,358,802.12	6.608
TOTAL	38,729,568,720.46	100.000
Marvin L. Mann
Affirmative	36,067,793,658.10	93.127
Withheld	2,661,775,062.36	6.873
TOTAL	38,729,568,720.46	100.000
William O. McCoy
Affirmative	36,071,817,367.30	93.138
Withheld	2,657,751,353.16	6.862
TOTAL	38,729,568,720.46	100.000
Robert L. Reynolds
Affirmative	36,136,472,979.01	93.305
Withheld	2,593,095,741.45	6.695
TOTAL	38,729,568,720.46	100.000
William S. Stavropoulos
Affirmative	36,135,088,841.43	93.301
Withheld	2,594,479,879.03	6.699
TOTAL	38,729,568,720.46	100.000
* Denotes trust-wide proposals and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

Fidelity's Taxable
Money Market Funds

Fidelity Cash Reserves

Fidelity U.S. Government Reserves

Spartan® Money Market Fund

Spartan U.S. Government
Money Market Fund

Spartan U.S. Treasury
Money Market Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

FUS-USAN-0704
1.786820.101

Fidelity®

Cash Reserves

Semiannual Report

May 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Proxy Voting Results	<Click Here>

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, the Federal Reserve Board, or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Maturity Diversification
Days	% of fund's investments 5/31/04	% of fund's investments 11/30/03	% of fund's investments 5/31/03
0 - 30	47.2	47.5	48.5
31 - 90	31.1	23.3	29.7
91 - 180	10.6	11.5	12.3
181 - 397	11.1	17.7	9.5
Weighted Average Maturity
	5/31/04	11/30/03	5/31/03
Cash Reserves	68 Days	81 Days	68 Days
All Taxable Money Market Funds Average*	51 Days	58 Days	52 Days
Asset Allocation (% of fund's net assets)
As of May 31, 2004	As of November 30, 2003
Commercial Paper 18.7%	Commercial Paper 14.2%
Bank CDs, BAs, TDs, and Notes 49.9%	Bank CDs, BAs, TDs, and Notes 37.3%
Government Securities 15.5%	Government Securities 31.5%
Other Investments 16.1%	Other Investments 17.1%
Net Other Assets** (0.2)%	Net Other Assets** (0.1)%

**Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Semiannual Report

Investments May 31, 2004

Showing Percentage of Net Assets

Certificates of Deposit - 31.8%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Domestic Certificates Of Deposit - 1.2%
Standard Federal Bank
9/16/04	1.16%	$ 100,000	$ 100,000
Washington Mutual Bank, California
7/9/04	1.12	100,000	99,998
9/7/04	1.31	180,000	180,000
Washington Mutual Bank, Seattle
7/14/04	1.12	205,000	205,000
8/10/04	1.19	110,000	110,000
			694,998
London Branch, Eurodollar, Foreign Banks - 19.9%
ABN-AMRO Bank NV
9/29/04	1.08	250,000	250,000
Banco Santander Central Hispano SA
8/11/04	1.13	300,000	300,006
Barclays Bank PLC
6/18/04	1.05	500,000	500,000
7/7/04	1.07	50,000	50,000
8/16/04	1.18	190,000	190,000
8/19/04	1.12	55,000	55,000
8/23/04	1.10	450,000	450,000
10/26/04	1.17	350,000	350,000
Calyon
9/17/04	1.29	250,000	250,000
Credit Agricole Indosuez
8/5/04	1.39	265,000	265,000
8/5/04	1.40	265,000	265,000
8/23/04	1.11	500,000	500,000
11/2/04	1.25	250,000	250,000
11/10/04	1.25	455,000	455,000
Credit Suisse First Boston Bank
6/7/04	1.05	250,000	250,000
7/7/04	1.07	265,000	265,000
7/13/04	1.11	300,000	300,000
DEPFA BANK PLC
8/16/04	1.10	200,000	200,000
Deutsche Bank AG
7/14/04	1.09	540,000	540,000
HBOS Treasury Services PLC
8/11/04	1.13	230,000	230,000
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
London Branch, Eurodollar, Foreign Banks - continued
ING Bank NV
7/2/04	1.07%	$ 300,000	$ 300,000
7/14/04	1.10	510,000	510,000
Landesbank Hessen-Thuringen
9/14/04	1.30	250,000	250,000
Nationwide Building Society
7/19/04	1.11	85,000	85,000
8/19/04	1.12	295,000	295,003
9/7/04	1.17	125,000	125,003
10/20/04	1.30	100,000	99,961
Norddeutsche Landesbank Girozentrale
7/6/04	1.07	110,000	110,000
7/7/04	1.07	100,000	100,000
Royal Bank of Scotland PLC
7/6/04	1.07	90,000	89,998
7/16/04	1.09	150,000	149,992
7/19/04	1.05	250,000	250,000
8/23/04	1.20	37,000	36,993
Societe Generale
7/15/04	1.09	85,000	85,000
11/10/04	1.25	45,000	45,000
1/5/05	1.19	250,000	250,000
1/6/05	1.29	350,000	350,000
Unicredito Italiano Spa
6/18/04	1.05	340,000	340,000
6/23/04	1.05	500,000	500,000
6/28/04	1.05	691,000	691,000
7/27/04	1.10	95,000	94,999
9/8/04	1.12	195,000	195,000
9/20/04	1.30	250,000	250,000
			11,117,955
New York Branch, Yankee Dollar, Foreign Banks - 10.7%
Barclays Bank PLC
6/25/04	1.03 (b)	145,000	144,949
BNP Paribas SA
6/1/04	1.04 (b)	425,000	424,997
7/14/04	1.09	1,190,000	1,190,000
7/28/04	1.08	100,000	100,000
8/5/04	1.41	315,000	315,000
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Canadian Imperial Bank of Commerce
6/15/04	1.15% (b)	$ 500,000	$ 500,000
6/29/04	1.04 (b)	245,000	244,933
Credit Agricole Indosuez
7/22/04	1.15 (b)	115,000	115,054
Deutsche Bank AG
11/26/04	1.23	500,000	500,000
12/16/04	1.20	700,000	700,000
Dresdner Bank AG
8/23/04	1.13	130,000	130,000
HBOS Treasury Services PLC
7/3/04	1.06 (b)	500,000	500,000
Landesbank Baden-Wuerttemberg
6/7/04	1.05 (b)	95,000	94,978
8/25/04	1.21 (b)	455,000	454,866
Societe Generale
6/1/04	1.04 (b)	360,000	359,958
6/8/04	1.03 (b)	225,000	224,948
			5,999,683
TOTAL CERTIFICATES OF DEPOSIT			17,812,636
Commercial Paper - 18.4%

Alliance & Leicester PLC
10/22/04	1.30	50,000	49,743
Amsterdam Funding Corp.
7/2/04	1.06	200,000	199,817
Bradford & Bingley PLC
8/17/04	1.25	25,000	24,933
8/25/04	1.26	12,000	11,964
CBA Finance, Inc.
7/2/04	1.08	16,100	16,085
CIESCO LP
7/7/04	1.08	50,000	49,946
Citibank Credit Card Master Trust I (Dakota Certificate Program)
6/14/04	1.05	22,550	22,541
6/16/04	1.05	50,000	49,978
6/17/04	1.05	50,000	49,977
7/1/04	1.08	150,000	149,865
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Citibank Credit Card Master Trust I (Dakota Certificate Program) - continued
7/6/04	1.10%	$ 70,000	$ 69,925
7/7/04	1.07	100,000	99,893
7/12/04	1.10	79,150	79,051
Citicorp
7/1/04	1.06	300,000	299,735
Citigroup Global Markets Holdings, Inc.
7/8/04	1.08	50,000	49,945
Corporate Receivables Corp.
7/2/04	1.06	42,500	42,461
DaimlerChrysler NA Holding Corp.
6/7/04	1.22	50,000	49,990
6/7/04	1.23	25,000	24,995
6/8/04	1.23	35,000	34,992
6/10/04	1.23	36,000	35,989
6/15/04	1.23	140,000	139,933
6/17/04	1.23	45,000	44,975
6/21/04	1.23	50,000	49,966
6/28/04	1.23	18,000	17,983
7/1/04	1.27	35,000	34,963
7/6/04	1.30	7,395	7,386
Dresdner U.S. Finance, Inc.
8/13/04	1.11	305,000	304,313
Emerald (MBNA Credit Card Master Note Trust)
6/15/04	1.05	145,000	144,941
7/1/04	1.07	239,656	239,442
7/14/04	1.10	100,850	100,717
7/20/04	1.19	87,000	86,859
7/22/04	1.10	30,000	29,953
8/26/04	1.29	40,000	39,877
Fairway Finance Corp.
6/10/04	1.05	76,816	76,796
FCAR Owner Trust
6/3/04	1.05	35,000	34,998
Ford Motor Credit Co.
6/21/04	1.34	60,000	59,955
6/22/04	1.34	150,000	149,883
7/6/04	1.35	100,000	99,869
7/7/04	1.35	100,000	99,865
GE Capital International Funding, Inc.
7/2/04	1.06	120,000	119,890
7/6/04	1.08	305,000	304,680
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
General Electric Capital Corp.
7/7/04	1.26%	$ 5,000	$ 4,994
7/8/04	1.26	545,000	544,300
General Electric Capital Services, Inc.
9/8/04	1.33	85,000	84,691
Giro Funding US Corp.
7/15/04	1.10	85,265	85,150
Grampian Funding Ltd.
6/3/04	1.05	55,000	54,997
6/11/04	1.05	79,000	78,977
6/14/04	1.05	120,000	119,955
6/23/04	1.06	165,000	164,893
10/21/04	1.30	100,000	99,491
11/2/04	1.48	285,000	283,208
11/3/04	1.48	85,000	84,462
11/10/04	1.48	96,000	95,365
Hatteras Funding Corp.
6/21/04	1.05	58,514	58,480
Household Finance Corp.
6/10/04	1.05	100,000	99,974
6/14/04	1.05	100,000	99,962
Kellogg Co.
7/12/04	1.19	40,000	39,946
Liberty Street Funding Corp.
6/11/04	1.05	50,000	49,985
Market Street Funding Corp.
6/11/04	1.05	216,651	216,588
6/15/04	1.05	78,112	78,080
Motown Notes Program
6/3/04	1.06	32,000	31,998
6/11/04	1.05	49,000	48,986
6/14/04	1.05	132,000	131,950
6/16/04	1.05	142,000	141,938
6/21/04	1.05	28,100	28,084
7/2/04	1.11	25,000	24,976
7/6/04	1.07	200,000	199,792
7/12/04	1.11	50,000	49,937
7/13/04	1.07	176,000	175,780
7/16/04	1.10	120,000	119,835
7/22/04	1.11	98,000	97,846
Nationwide Building Society
9/17/04	1.15	100,000	99,657
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Nationwide Building Society - continued
11/8/04	1.32%	$ 125,000	$ 124,269
New Center Asset Trust
7/7/04	1.09	200,000	199,782
Newcastle (Discover Card Master Trust)
6/21/04	1.05	155,500	155,409
7/6/04	1.09	157,555	157,388
8/16/04	1.20	84,590	84,376
Paradigm Funding LLC
6/14/04	1.05	40,000	39,985
6/15/04	1.05	63,000	62,974
6/15/04	1.06	87,000	86,964
Park Granada LLC
6/3/04	1.06	110,000	109,994
6/7/04	1.05	145,000	144,975
6/8/04	1.05	10,000	9,998
6/10/04	1.05	110,000	109,971
6/14/04	1.05	100,000	99,962
6/14/04	1.06	9,000	8,997
6/30/04	1.08	213,164	212,979
7/1/04	1.11	155,000	154,857
7/6/04	1.11	71,000	70,923
7/9/04	1.12	8,000	7,991
7/12/04	1.08	20,000	19,975
7/12/04	1.12	33,000	32,958
7/13/04	1.08	42,118	42,065
7/14/04	1.09	25,000	24,967
7/16/04	1.09	25,000	24,966
7/19/04	1.18	6,000	5,991
7/20/04	1.18	50,101	50,021
7/29/04	1.06	15,000	14,974
Receivables Capital Corp.
7/7/04	1.08	50,000	49,946
Santander Finance, Inc.
6/3/04	1.06	88,000	87,995
Sears Roebuck Acceptance Corp.
6/14/04	1.11	35,000	34,986
Sheffield Receivables Corp.
6/15/04	1.05	105,000	104,957
6/17/04	1.05	60,000	59,972
6/25/04	1.05 (b)	185,000	184,988
7/6/04	1.14	46,984	46,932
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Sheffield Receivables Corp. - continued
7/23/04	1.10%	$ 134,210	$ 133,997
Triple-A One Funding Corp.
7/9/04	1.07	30,581	30,546
UBS Finance, Inc.
11/15/04	1.20	250,000	248,620
Yorktown Capital LLC
7/14/04	1.07	161,882	161,675
TOTAL COMMERCIAL PAPER			10,295,671
Federal Agencies - 15.5%

Fannie Mae - 7.6%
Agency Coupons - 5.7%
6/10/04	1.05 (b)	500,000	500,000
6/23/04	1.04 (b)	450,000	449,927
2/15/05	1.40	520,000	520,000
2/23/05	1.33	204,000	204,000
3/29/05	1.40	750,500	750,500
4/28/05	1.35	500,000	500,000
5/3/05	1.40	100,000	100,000
5/13/05	1.59	150,000	150,000
			3,174,427
Discount Notes - 1.9%
7/23/04	1.25	150,606	150,336
7/23/04	1.27	140,164	139,911
7/23/04	1.29	225,000	224,587
1/7/05	1.26	334,438	331,896
2/4/05	1.32	225,000	222,985
			1,069,715
			4,244,142
Federal Home Loan Bank - 7.0%
Agency Coupons - 7.0%
6/16/04	1.00 (b)	280,000	279,818
6/21/04	1.04 (b)	900,000	899,855
6/25/04	1.02 (b)	392,000	391,823
7/19/04	1.07 (b)	133,000	132,964
8/4/04	1.25	165,000	165,000
9/24/04	1.44	190,000	190,000
Federal Agencies - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Federal Home Loan Bank - continued
Agency Coupons - continued
12/17/04	1.42%	$ 63,000	$ 62,898
2/25/05	1.40	1,585,000	1,584,997
4/27/05	1.30	245,000	245,000
			3,952,355
Freddie Mac - 0.9%
Discount Notes - 0.9%
6/9/04	1.21	61,187	61,171
6/11/04	1.21	150,429	150,379
2/8/05	1.33	280,000	277,432
			488,982
TOTAL FEDERAL AGENCIES			8,685,479
Bank Notes - 1.1%

National City Bank, Indiana
6/1/04	1.04 (b)	440,000	439,997
Wells Fargo Bank NA, San Francisco
6/1/04	1.04 (b)	190,000	189,999
TOTAL BANK NOTES			629,996
Master Notes - 4.0%

Bear Stearns Companies, Inc.
6/14/04	1.15	125,000	125,000
General Motors Acceptance Corp. Mortgage Credit
6/1/04	1.60 (b)(d)	525,000	525,000
Goldman Sachs Group, Inc.
6/13/04	1.14 (b)(d)	367,000	367,000
7/6/04	1.25 (d)	278,000	278,000
9/8/04	1.25 (d)	480,000	480,000
9/30/04	1.25 (d)	160,000	160,000
10/7/04	1.26 (d)	315,000	315,000
TOTAL MASTER NOTES			2,250,000
Medium-Term Notes - 10.1%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Allstate Life Global Funding II
6/9/04	1.09% (a)(b)	$ 65,000	$ 65,000
6/15/04	1.10 (a)(b)	70,000	70,000
American Express Credit Corp.
6/21/04	1.12 (a)(b)	170,000	169,957
Bank of Scotland Treasury Services PLC
6/14/04	1.16 (a)(b)	57,000	57,045
Citigroup Global Markets Holdings, Inc.
6/7/04	1.18 (b)	80,000	80,091
Descartes Funding Trust
6/15/04	1.10 (b)	105,000	105,000
Eel River Investment Co.
6/4/04	1.30 (b)	85,000	85,000
First Tennessee Bank NA Memphis
6/1/04	1.12 (b)	50,000	50,026
8/26/04	1.37 (b)	50,000	50,031
GE Capital Assurance Co.
6/1/04	1.22 (b)(d)	103,000	103,000
General Electric Capital Corp.
6/1/04	1.22 (b)(d)	105,000	105,000
6/9/04	1.18 (b)	375,000	375,000
6/17/04	1.18 (b)	549,000	549,111
Harwood Street Funding I LLC
6/21/04	1.16 (b)(d)	120,000	120,000
HBOS Treasury Services PLC
6/24/04	1.11 (b)	530,000	530,000
8/20/04	1.28 (a)(b)	50,000	50,038
Household Finance Corp.
6/16/04	1.21 (b)	60,000	60,095
8/26/04	1.29 (b)	145,000	145,000
Morgan Stanley
6/7/04	1.10 (b)	110,000	110,000
6/28/04	1.11 (b)	285,000	285,000
National City Bank
9/1/04	1.23 (b)	355,000	354,894
Pacific Life Global Funding
6/4/04	1.09 (a)(b)	60,000	60,000
RACERS
6/22/04	1.10 (a)(b)	260,000	260,000
Royal Bank of Canada
6/10/04	1.08 (b)	55,000	55,000
Medium-Term Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
SLM Corp.
6/1/04	1.13% (a)(b)	$ 300,000	$ 300,000
Verizon Global Funding Corp.
6/15/04	1.20 (b)	341,000	341,007
6/15/04	1.22 (b)	225,000	225,000
6/15/04	1.56 (b)	570,000	570,000
Wells Fargo & Co.
6/1/04	1.12 (b)	215,000	215,000
Westpac Banking Corp.
6/11/04	1.10 (b)	100,000	100,000
7/26/04	1.14 (b)	43,000	43,008
TOTAL MEDIUM-TERM NOTES			5,688,303
Short-Term Notes - 2.9%

Hartford Life Insurance Co.
6/1/04	1.27 (b)(d)	40,000	40,000
Jackson National Life Insurance Co.
7/1/04	1.25 (b)(d)	130,000	130,000
Metropolitan Life Insurance Co.
6/28/04	1.14 (b)	85,000	85,000
7/1/04	1.30 (b)(d)	175,000	175,000
8/1/04	1.33 (b)(d)	65,000	65,000
Monumental Life Insurance Co.
6/1/04	1.24 (b)(d)	92,000	92,000
6/1/04	1.27 (b)(d)	65,000	65,000
8/1/04	1.37 (b)(d)	65,000	65,000
New York Life Insurance Co.
7/1/04	1.24 (b)(d)	425,000	425,000
Pacific Life Insurance Co.
6/11/04	1.26 (b)(d)	160,000	160,000
Transamerica Occidental Life Insurance Co.
8/1/04	1.34 (b)(d)	200,000	200,000
Travelers Insurance Co.
6/22/04	1.39 (b)(d)	35,000	35,000
7/1/04	1.22 (b)(d)	5,000	5,000
8/17/04	1.37 (b)(d)	75,000	75,000
TOTAL SHORT-TERM NOTES			1,617,000
Municipal Securities - 0.3%
		Principal Amount (000s)	Value (Note 1) (000s)
Massachusetts Gen. Oblig. Series H, 1.06% 6/7/04 (Liquidity Facility Bank of Nova Scotia New York Agcy.), CP		$ 150,000	$ 150,000
Repurchase Agreements - 16.1%
	Maturity Amount (000s)
In a joint trading account (Collateralized by U.S. Government Obligations dated 5/28/04 due 6/1/04 At 1.07%)	$ 5,700	5,699
With:
Banc of America Securities LLC At:
1.11%, dated 5/28/04 due 6/1/04 (Collateralized by Mortgage Loan Obligations with principal amounts of $14,674,218,259, 0% - 8.96%, 12/6/05 - 2/11/41)	1,100,136	1,100,000
1.12%, dated 5/28/04 due 6/1/04 (Collateralized by Commercial Paper Obligations with principal amounts of $382,970,554, 0% - 1.3%, 6/1/04 - 8/23/04)	375,047	375,000
1.19%, dated 5/28/04 due 6/1/04 (Collateralized by Corporate Obligations with principal amounts of $309,465,906, 4.61% - 11.75%, 6/15/04 - 12/31/22)	300,040	300,000
Banc One Capital Markets, Inc. At 1.14%, dated 5/28/04 due 6/1/04 (Collateralized by Commercial Paper Obligations with principal amounts of $102,092,000, 0% - 2.02%, 6/14/04 - 1/16/07)	100,013	100,000
Barclays Capital, Inc. At 1.11%, dated 5/28/04 due 6/1/04 (Collateralized by Corporate Obligations with principal amounts of $488,226,351, 1.14% - 9.1%, 8/13/04 - 12/29/49)	500,062	500,000
Citigroup Global Markets, Inc. At 1.19%, dated 5/28/04 due 6/1/04 (Collateralized by Corporate Obligations with principal amounts of $327,665,874, 1.64% - 10%, 7/15/04 - 1/20/44)	300,040	300,000
Countrywide Securities Corp. At 1.08%, dated 4/29/04 due 6/1/04 (Collateralized by Corporate Obligations with principal amounts of $724,691,092, 1.35% - 4.1%, 1/15/29 - 10/25/43)	685,678	685,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (Note 1) (000s)
With:
Credit Suisse First Boston, Inc. At:
1.12%, dated 5/28/04 due 6/1/04 (Collateralized by Corporate Obligations with principal amounts of $181,882,657, 3.63% - 10.5%, 7/26/04 - 7/7/38)	$ 175,022	$ 175,000
1.14%, dated 5/28/04 due 6/1/04 (Collateralized by Commercial Paper Obligations with principal amounts of $306,663,000, 0%, 6/3/04 - 10/25/04)	300,038	300,000
1.15%, dated 5/28/04 due 6/1/04 (Collateralized by Mortgage Loan Obligations with principal amounts of $4,577,226,782, 0% - 8.2%, 12/18/10 - 3/11/41)	271,035	271,000
Deutsche Bank Securities, Inc. At 1.19%, dated 5/28/04 due 6/1/04 (Collateralized by Corporate Obligations with principal amounts of $605,715,287, 0% - 13.5%, 2/15/06 - 4/1/37)	526,070	526,000
Goldman Sachs & Co. At 1.12%, dated 4/22/04 due 7/13/04 (Collateralized by Mortgage Loan Obligations with principal amounts of $3,185,109,129, 0% - 7.75%, 12/15/09 - 3/25/43)	220,561	220,000
J.P. Morgan Securities, Inc. At:
1.13%, dated 4/26/04 due 6/28/04 (Collateralized by Corporate Obligations with principal amounts of $864,814,000, 1.23% - 12.5%, 8/1/04 - 6/15/37)	849,677	848,000
1.18%, dated 5/28/04 due 6/1/04 (Collateralized by Corporate Obligations with principal amounts of $491,065,165, 5.75% - 11%, 6/1/04 - 7/15/37)	483,063	483,000
Merrill Lynch, Pierce, Fenner & Smith At:
1.14%, dated 5/28/04 due 6/1/04 (Collateralized by Corporate Obligations with principal amounts of $286,962,563, 0% - 9.12%, 4/15/05 - 12/15/45)	289,037	289,000
1.21%, dated 5/10/04 due 8/9/04 (Collateralized by Corporate Obligations with principal amounts of $912,056,047, 0% - 14.25%, 11/15/04 - 5/1/34) (b)(c)	798,322	796,000
Morgan Stanley & Co. At:
1.13%, dated 5/5/04 due 7/1/04 (Collateralized by Corporate Obligations with principal amounts of $:
345,623,554, 0% - 11.25%, 11/15/04 - 3/15/38)	300,537	300,000
805,560,286, 0.95% - 9.5%, 10/15/07 - 1/25/35)	235,420	235,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (Note 1) (000s)
With:
Morgan Stanley & Co. At:
1.14%, dated 5/28/04 due 6/1/04 (Collateralized by Corporate Obligations with principal amounts of $1,958,316,898, 0% - 15.41%, 6/1/04 - 3/2/49)	$ 893,113	$ 893,000
Wachovia Securities, Inc. At 1.13%, dated 5/28/04 due 6/1/04 (Collateralized by Corporate Obligations with principal amounts of $320,370,497, 1.59% - 7.75%, 10/22/04 - 6/28/39)	300,038	300,000
TOTAL REPURCHASE AGREEMENTS		9,001,699
TOTAL INVESTMENT PORTFOLIO - 100.2%		56,130,784
NET OTHER ASSETS - (0.2)%		(111,173)
NET ASSETS - 100%		$ 56,019,611
Total Cost for Income Tax Purposes $ 56,130,784
Security Type Abbreviations
CP - COMMERCIAL PAPER
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,032,040,000 or 1.8% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(c) For financial statement purposes, the maturity amount is calculated based on the rate at period end.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,985,000,000 or 7.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
GE Capital Assurance Co. 1.22%, 6/1/04	7/31/03	$ 103,000
General Electric Capital Corp. 1.22%, 6/1/04	4/1/04	$ 105,000
General Motors Acceptance Corp. Mortgage Credit 1.60%, 6/1/04	5/3/04	$ 525,000
Security	Acquisition Date	Cost (000s)
Goldman Sachs Group, Inc.: 1.14%, 6/13/04	1/13/04	$ 367,000
1.25%, 7/6/04	1/5/04	$ 278,000
1.25%, 9/8/04	2/10/04	$ 480,000
1.25%, 9/30/04	3/3/04	$ 160,000
1.26%, 10/7/04	3/3/04	$ 315,000
Hartford Life Insurance Co. 1.27%, 6/1/04	12/16/03	$ 40,000
Harwood Street Funding I LLC 1.16%, 6/21/04	6/11/03	$ 120,000
Jackson National Life Insurance Co. 1.25%, 7/1/04	3/31/03	$ 130,000
Metropolitan Life Insurance Co.: 1.30%, 7/1/04	3/26/02	$ 175,000
1.33%, 8/1/04	2/24/03	$ 65,000
Monumental Life Insurance Co.: 1.24%, 6/1/04	7/31/98 - 9/17/98	$ 92,000
1.27%, 6/1/04	3/12/99	$ 65,000
1.37%, 8/1/04	2/1/00	$ 65,000
New York Life Insurance Co. 1.24%, 7/1/04	2/28/02 - 12/19/02	$ 425,000
Pacific Life Insurance Co 1.26%, 6/11/04	3/10/03	$ 160,000
Transamerica Occidental Life Insurance Co. 1.34%, 8/1/04	4/28/00	$ 200,000
Travelers Insurance Co.: 1.22%, 7/1/04	3/26/04	$ 5,000
1.37%, 8/17/04	5/10/04	$ 75,000
1.39%, 6/22/04	8/21/03	$ 35,000
Other Information

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which the loans were outstanding amounted to $17,097,000. The weighted average interest rate was 1.13%. Interest earned from the interfund lending program amounted to $6,000 and is included in interest income on the Statement of Operations. At period end, there were no interfund loans outstanding.

Income Tax Information
At November 30, 2003, the fund had a capital loss carryforward of approximately $848,000 all of which will expire on November 30, 2011.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	May 31, 2004

Assets
Investment in securities, at value (including repurchase agreements of $9,001,699) - See accompanying schedule		$ 56,130,784
Cash		264
Receivable for investments sold		209,504
Receivable for fund shares sold		467,734
Interest receivable		76,961
Prepaid expenses		166
Other affiliated receivables		38
Total assets		56,885,451

Liabilities
Payable for investments purchased	$ 354,894
Payable for fund shares redeemed	490,345
Distributions payable	808
Accrued management fee	9,026
Other affiliated payables	10,603
Other payables and accrued expenses	164
Total liabilities		865,840

Net Assets		$ 56,019,611
Net Assets consist of:
Paid in capital		$ 56,021,786
Accumulated net realized gain (loss) on investments		(2,175)
Net Assets, for 56,019,241 shares outstanding		$ 56,019,611
Net Asset Value, offering price and redemption price per share ($56,019,611 ÷ 56,019,241 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2004

Investment Income
Interest		$ 320,313

Expenses
Management fee	$ 52,623
Transfer agent fees	56,833
Accounting fees and expenses	912
Non-interested trustees' compensation	89
Custodian fees and expenses	365
Registration fees	402
Audit	158
Legal	79
Miscellaneous	269
Total expenses before reductions	111,730
Expense reductions	(4)	111,726
Net investment income		208,587
Net realized gain (loss) on investment securities		(1,305)
Net increase in net assets resulting from operations		$ 207,282

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2004	Year ended November 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 208,587	$ 529,972
Net realized gain (loss)	(1,305)	(870)
Net increase (decrease) in net assets resulting from operations	207,282	529,102
Distributions to shareholders from net investment income	(208,587)	(529,972)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	67,777,019	102,985,106
Reinvestment of distributions	205,326	523,930
Cost of shares redeemed	(66,740,954)	(105,778,683)
Net increase (decrease) in net assets and shares resulting from share transactions	1,241,391	(2,269,647)
Total increase (decrease) in net assets	1,240,086	(2,270,517)

Net Assets
Beginning of period	54,779,525	57,050,042
End of period	$ 56,019,611	$ 54,779,525

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31,	Years ended November 30,
	2004	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.004	.009	.017	.044	.060	.048
Distributions from net investment income	(.004)	(.009)	(.017)	(.044)	(.060)	(.048)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	.39%	.93%	1.69%	4.46%	6.13%	4.94%
Ratios to Average Net AssetsD
Expenses before expense reductions	.42%A	.40%	.39%	.39%	.46%	.44%
Expenses net of voluntary waivers, if any	.42%A	.40%	.39%	.39%	.46%	.44%
Expenses net of all reductions	.42%A	.40%	.39%	.39%	.46%	.44%
Net investment income	.78%A	.93%	1.67%	4.27%	5.97%	4.85%
Supplemental Data
Net assets, end of period (in millions)	$ 56,020	$ 54,780	$ 57,050	$ 56,504	$ 44,214	$ 37,981

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2004

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Cash Reserves (the fund) is a fund of Fidelity Phillips Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity money market funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations, corporate obligations and mortgage loan obligations which may be below investment-grade quality, and equity securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is calculated on the basis of a group fee rate plus a total income-based component. The group fee rate averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. The total income-based component is calculated according to a graduated schedule providing for different rates based on the fund's gross annualized yield. The rate increases as the fund's gross yield increases.

During the period the income-based portion of this fee was $18,794 or an annualized rate of .07% of the fund's average net assets. For the period, the fund's total annualized management fee rate was .20% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .21% of average net assets.

Semiannual Report

3. Fees and Other Transactions with Affiliates - continued

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $4.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Phillips Street Trust and the Shareholders of Fidelity Cash Reserves:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Cash Reserves (a fund of Fidelity Phillips Street Trust) at May 31, 2004 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Cash Reserves's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

June 30, 2004

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on June 16, 2004. The results of votes taken among shareholders on proposals before them are reported below: Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Trust Instrument to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	29,053,008,950.83	75.015
Against	7,895,743,778.09	20.387
Abstain	1,698,426,960.54	4.385
Broker Non-Votes	82,389,031.00	.213
TOTAL	38,729,568,720.46	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	36,140,262,199.56	93.314
Withheld	2,589,306,520.90	6.686
TOTAL	38,729,568,720.46	100.000
Ralph F. Cox
Affirmative	36,004,255,460.57	92.963
Withheld	2,725,313,259.89	7.037
TOTAL	38,729,568,720.46	100.000
Laura B. Cronin
Affirmative	36,100,943,657.02	93.213
Withheld	2,628,625,063.44	6.787
TOTAL	38,729,568,720.46	100.000
Robert M. Gates
Affirmative	36,076,840,228.44	93.151
Withheld	2,652,728,492.02	6.849
TOTAL	38,729,568,720.46	100.000
George H. Heilmeier
Affirmative	36,126,819,666.21	93.280
Withheld	2,602,749,054.25	6.720
TOTAL	38,729,568,720.46	100.000
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	35,998,953,348.83	92.950
Withheld	2,730,615,371.63	7.050
TOTAL	38,729,568,720.46	100.000
Edward C. Johnson 3d
Affirmative	35,971,985,970.49	92.880
Withheld	2,757,582,749.97	7.120
TOTAL	38,729,568,720.46	100.000
Donald J. Kirk
Affirmative	36,072,658,309.53	93.140
Withheld	2,656,910,410.93	6.860
TOTAL	38,729,568,720.46	100.000
Marie L. Knowles
Affirmative	36,130,035,831.22	93.288
Withheld	2,599,532,889.24	6.712
TOTAL	38,729,568,720.46	100.000
Ned C. Lautenbach
Affirmative	36,170,209,918.34	93.392
Withheld	2,559,358,802.12	6.608
TOTAL	38,729,568,720.46	100.000
Marvin L. Mann
Affirmative	36,067,793,658.10	93.127
Withheld	2,661,775,062.36	6.873
TOTAL	38,729,568,720.46	100.000
William O. McCoy
Affirmative	36,071,817,367.30	93.138
Withheld	2,657,751,353.16	6.862
TOTAL	38,729,568,720.46	100.000
Robert L. Reynolds
Affirmative	36,136,472,979.01	93.305
Withheld	2,593,095,741.45	6.695
TOTAL	38,729,568,720.46	100.000
William S. Stavropoulos
Affirmative	36,135,088,841.43	93.301
Withheld	2,594,479,879.03	6.699
TOTAL	38,729,568,720.46	100.000
* Denotes trust-wide proposals and voting results.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

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Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

1324 Polaris Parkway
Columbus, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York
New York, NY

Fidelity's Taxable
Money Market Funds

Fidelity Cash Reserves

Fidelity U.S. Government Reserves

Spartan® Money Market Fund

Spartan U.S. Government
Money Market Fund

Spartan U.S. Treasury
Money Market Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions

and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

CAS-USAN-0704
1.786809.101

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Phillips Street Trust's Board of Trustees.

Item 10. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Phillips Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 11. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Phillips Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	July 8, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	July 8, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	July 8, 2004